Net (Loss) /Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Net (Loss) /Earnings Per Share
16.
NET (LOSS)/EARNINGS PER SHARE

Basic and diluted net (loss)/earnings per share for the years ended December 31, 2023, 2024 and 2025 are calculated as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands)
Net (loss)/income	(91,279)	304,399	231,696	33,132
Accretion of redeemable noncontrolling interests	(8,600)	(9,315)	(10,030)	(1,434)
Numerator for computing net (loss)/earnings per share	(99,879)	295,084	221,666	31,698

16.
NET (LOSS)/EARNINGS PER SHARE (CONTINUED)

			For the year ended December 31,
		(Amounts in thousands of RMB and US$, except for number of shares and per share data)
	2023		2024		2025
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
(Loss)/earnings per share—basic:
Numerator:
Numerator for computing basic net (loss)/earnings per share	(83,116)	(16,763)	245,436	49,468	184,475	26,380	37,191	5,318
Denominator:
Weighted average number of ordinary shares outstanding	270,432,437	54,543,800	269,642,904	54,543,800	270,544,884	270,544,884	54,543,800	54,543,800
Denominator used for basic EPS	270,432,437	54,543,800	269,642,904	54,543,800	270,544,884	270,544,884	54,543,800	54,543,800
(Loss)/earnings per share—basic	(0.31)	(0.31)	0.91	0.91	0.68	0.10	0.68	0.10
(Loss)/Earnings per share—diluted:
Numerator:
Numerator for computing diluted net (loss)/earnings per share	(83,116)	(16,763)	246,197	48,887	185,815	26,571	35,851	5,127
Denominator:
Weighted average number of ordinary shares outstanding	270,432,437	54,543,800	269,642,904	54,543,800	270,544,884	270,544,884	54,543,800	54,543,800
Share-based awards	-	-	5,042,598	-	12,153,180	12,153,180	-	-
Denominator used for diluted EPS	270,432,437	54,543,800	274,685,502	54,543,800	282,698,064	282,698,064	54,543,800	54,543,800
(Loss)/Earnings per share—diluted	(0.31)	(0.31)	0.90	0.90	0.66	0.09	0.66	0.09

28,384,149, 29,186,898 and 25,633,489 Class A ordinary shares were held by the ESOP platforms as of December 31, 2023, 2024 and 2025 are considered issued but not outstanding (Note 13) and therefore, not included in the calculation of basic and diluted net (loss)/earnings per share.